Intangible Assets Other Than Goodwill - Summary of Intangible Assets (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 55,170,904	$ 44,470,750	$ 42,879,326
Intangible Assets, Amortization and Impairment	(6,811,041)	(5,833,991)
Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	118,593,240	101,092,918
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible Assets, Amortization and Impairment	(63,422,336)	(56,622,168)
Easements and Water Rights [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	12,608,950	12,564,076	14,575,473
Easements and Water Rights [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	14,598,701	14,553,826
Easements and Water Rights [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible Assets, Amortization and Impairment	(1,989,751)	(1,989,750)
Computer Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	38,254,793	27,591,694	27,824,092
Intangible Assets, Amortization and Impairment	(6,803,337)	(5,815,030)
Computer Software [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	93,260,355	75,793,919
Computer Software [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible Assets, Amortization and Impairment	(55,005,562)	(48,202,225)
Other Identifiable Intangible Assets [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	4,307,161	4,314,980	$ 479,761
Intangible Assets, Amortization and Impairment	(7,704)	(18,961)
Other Identifiable Intangible Assets [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	10,734,184	10,745,173
Other Identifiable Intangible Assets [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible Assets, Amortization and Impairment	$ (6,427,023)	$ (6,430,193)